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# NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
JUN 02 2011
Washington, DC 20549

June 2, 2011

CERT NYS
File No. 001-35054

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Marathon Petroleum Corporation, Common Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 5 to Form 10 received on June 1, 2011. Tentative listing date – Not yet determined.

Sincerely,